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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: /    /      (a)
                       or fiscal year ending:         12/31/97   (b)

Is this a transition report?:  (Y/N)              N

Is this an amendment to a previous filing?  (Y/N)          N

Those items or sub-items with a slashed box "[/]" after the item numbers should be completed only if the answer has changed form the previous filing on this form.

1.       A.       Registrant Name:  Great American Reserve Annuity Account G

         B.       File Number:  811-07501

         C.       Telephone Number:   (317) 817-6300

2.       A.       Street:   11815 N. Pennsylvania Street

         B.       City:  Carmel     C.  State:   IN  D.  Zip Code:    46032     E.  Zip Ext:   4911

         E.       Foreign Country:

3.       Is this the first filing on this form by Registrant?  (Y/N)            Y
                                                                       ----------

4.       Is this the last filing on this form by Registrant?  (Y/N)             N
                                                                       ----------

5.       Is Registrant a small business investment company (SBIC)?  (Y/N)          N
         [If answer is "Y" (yes), complete only items 89-110.]

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)         Y
         [If answer is "Y" (yes), complete only items 111 through 132.]

7.       A.       Is Registrant a series or multiple portfolio company?  (Y/N)         N

         B.        How many separate series or portfolios did Registrant have at the end of the period?

117.        A.     Is Registrant a separate account of an insurance company?  (Y/N)                    Y
       [/]
                                                                                                     -------


              If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

          B.   [/] Variable annuity contracts? (Y/N)                                                   Y
                                                                                                     ------

         C.   [/] Scheduled premium variable life contracts? (Y/N)

         D.   [/] Flexible premium variable life contracts? (Y/N)

         E.   [/] Other types of insurance products registered under the Securities Act of
                  1933? (Y/N)

118.     [/]      State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.
119.     [/]      State the number of new series for which registration statements under the
                  Securities Act of 1933 became effective during the period.

120.     [/]      State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000 omitted).

121.     [/]      State the number of series for which a current prospectus was in existence at the end of the period.

122.     [/]      State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.

123.     [/]      State the total value of the additional units considered in answering item 122
                  ($000's omitted)                                                               $

124.              [/] State the total  value of units of prior  series that were placed in the  portfolios  of  subsequent  series  during  the current  period (the value of these units is to be measured on the date they were placed in the  subsequent  series)  ($000's omitted)
                                                                                                 $
125.              [/] State the total  dollar  amount of sales  loads  collected
                  (before   reallowances   to  other   brokers   or  dealer)  by
                  Registrant's  principal  underwriter and any underwriter which is an affiliated  person of the principal  underwriter  during the current period solely from the sale of units of all series of Registrant (000's omitted)
                                                                                                 $

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's  units
         (include the sales loads,  if any  collected on units of a prior series placed in the portfolio of a subsequent series.)
         (000's omitted)
                                                                                                 $





Period Ending    12/31/97
File Number       811-07501

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group or series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                     Number of         Total Assets      Total Income
                                                         Series              (000's      Distributions
                                                      Investing             omitted     (000's omitted)

A.       U.S. Treasury direct issue                                         $              $
                                                       -------               -----

B.       U.S. Government agency                                             $              $
                                                       -------               -----

C.       State and municipal tax-free                                       $              $
                                                       -------               -----

D.       Public utility debt                                                $              $
                                                       -------               -----

E.       Brokers or dealers debt or debt of                                 $              $
                                                       -------               -----
         brokers' or dealers' parent

F.       All other corporate intermed. &                                   $               $
                                                       -------              ------
         long-term debt

G.       All other corporate short-term debt                               $               $
                                                      --------              ------

H.       Equity securities of brokers or dealers                           $               $
                                                      --------              ------
         or parents of brokers or dealers

I.       Investment company equity securities               1              $        0      $          0
                                                      ------------          ------------     ----------

J.       All other equity securities                                       $               $
                                                      --------              ------

K.       Other securities                                                  $               $
                                                      --------              ------

L.       Total assets of all series of registrant           1              $       0                    $        0
                                                      --------              -------------                 --------


128.     [/]      Is the  timely  payment  of  principal  and  interest  on  any  of  the  portfolio securities  held by any of  Registrant's  series at the end of the current  period insured of guaranteed by an entity other than the issuer?  (Y/N)
                  [If answer if "N" (No), go to item 131.)                                              N     .

129.     [/]      Is the issuer of any  instrument  covered in item 128  delinquent or in default as to payment of principal or interest at the end of the current period?  (Y/N)
                  [If answer is "N" (No), go to item 131.)

130.     [/]      In  computation  of NAV or  offering  price  per  unit,  is any part of the  value attributed  to  instrument  identified  in item  129  derived  from  insurance  or guarantees? (Y/N)




Period Ending    12/31/97
File Number       811-07501

131.     Total  expenses  incurred  by all  series of  Registrant  during the  current  reporting period  ($000's omitted)
               0    .

132.     [/]      List the  "811"  (Investment  Company  Act of 1940)  registration  number  for all
                  Series of Registrant that are being included in this filing:

811-                  811-                  811-                  811-                       811-

811-                  811-                  811-                  811-                       811-

811-                  811-                  811-                  811-                       811-

811-                  811-                  811-                  811-                       811-

811-                  811-                  811-                  811-                       811-

811-                  811-                  811-                  811-                       811-

811-                  811-                  811-                  811-                       811-

811-                  811-                  811-                  811-                       811-

811-                  811-                  811-                  811-                       811-

                                    SIGNATURE

    The Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



City of:                              State of:                            Date:

Carmel                                Indiana                              February 27, 1998

Name of Registrant, Depositor, or Trustee:

Great American Reserve Annuity Account G

By (Name and Title):                                           Witness (Name and Title):



/S/ DONALD F. GONGAWARE                                        /S/ MICHAEL A. COLLIFLOWER
Donald F. Gongaware                                            Michael A. Colliflower
President                                                      Assistant Secretary
Great American Reserve Insurance Company                       Great American Reserve Insurance Company
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